Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
Year					Average SCT Total for Non- PEO NEOs ($)(4)	Average CAP to Non-PEO NEOs ($)(5)	Value of Initial Fixed $100 Investment Based on:		Net Income (in thousands) ($)(8)	Adjusted Income from Continuing Operations (in thousands) ($)(9)
	SCT Total for PEO(1)(2)		CAP to PEO(3)				TSR ($)(6)	Peer Group TSR ($)(7)
	Kivisto ($)	Goodin ($)	Kivisto ($)	Goodin ($)
2025	4,812,252	—	5,813,967	—	1,580,722	1,822,955	225.11	162.61	190,395	191,571
2024	5,628,905	753,667	8,384,701	1,662,433	1,734,826	1,884,371	201.42	158.07	281,108	188,189
2023	—	7,100,593	—	4,987,034	2,113,640	1,648,546	119.82	136.67	414,707	153,269
2022	—	5,257,288	—	5,644,274	1,901,639	1,998,863	122.13	123.89	367,489	117,252
2021	—	5,210,467	—	7,143,972	1,810,584	2,273,834	120.37	126.68	378,131	126,684

Company Selected Measure Name	Adjusted Income from Continuing Operations
Named Executive Officers, Footnote	Our PEOs were the following individuals: for 2025, Ms. Kivisto; for 2024, Ms. Kivisto and Mr. Goodin (who served as CEO until his retirement in January 2024); and for 2021-23, Mr. Goodin. Our non-PEO NEOs were the following individuals: for 2025, Messrs. Vollmer, Senger, Foti, and Johnson; for 2024, Messrs. Vollmer, Senger, Johnson, and Jeffrey S. Thiede, and Ms. Jones; for 2023, Messrs. Vollmer and Thiede, and Mses. Kivisto and Jones; and for 2021-22, Messrs. Vollmer and Thiede, David C. Barney, and Ms. Kivisto.
Peer Group Issuers, Footnote	Pursuant to SEC rules, the TSR figures assume an initial investment of $100 on December 31, 2020. The peer group referenced for purposes of the TSR comparison included:

2021	2022-23*	2024**	2025***
Alliant Energy Corporation	Alliant Energy Corporation	Alliant Energy Corporation	Alliant Energy Corporation
Ameren Corporation	Ameren Corporation	Ameren Corporation	Atmos Energy Corporation
Atmos Energy Corporation	Atmos Energy Corporation	APi Group Corporation	Avista Corporation
Black Hills Corporation	Black Hills Corporation	Atmos Energy Corporation	Black Hills Corporation
CMS Energy Corporation	CMS Energy Corporation	Avista Corporation	Chesapeake Utilities Corporation
Dycom Industries, Inc.	Dycom Industries, Inc.	Black Hills Corporation	IDACORP, Inc.
EMCOR Group, Inc.	EMCOR Group, Inc.	CMS Energy Corporation	MGE Energy, Inc.
Evergy, Inc.	Evergy, Inc.	Comfort Systems USA, Inc.	National Fuel Gas Company
Granite Construction Incorporated	Granite Construction Incorporated	Dycom Industries, Inc.	New Jersey Resources Corporation
Jacobs Engineering Group Inc.	KBR, Inc.	EMCOR Group, Inc.	NiSource Inc.
KBR, Inc.	Martin Marietta Materials, Inc.	Evergy, Inc.	Northwest Natural Holding Company
Martin Marietta Materials, Inc.	MasTec, Inc.	KBR, Inc.	Northwestern Energy Group Inc.
MasTec, Inc.	MYR Group Inc.*	MYR Group Inc.	OGE Energy Corp.
NiSource Inc.	NiSource Inc.	New Jersey Resources Corporation	ONE Gas, Inc.
Pinnacle West Capital Corporation	Pinnacle West Capital Corporation	NiSource Inc.	Otter Tail Corporation
Portland General Electric Company	Portland General Electric Company	OGE Energy Corp.	Pinnacle West Capital Corporation
Quanta Services, Inc.	Quanta Services, Inc.	Pinnacle West Capital Corporation	Portland General Electric Company
Southwest Gas Holdings, Inc.	Southwest Gas Holdings, Inc.	Portland General Electric Company	Southwest Gas Holdings, Inc.
Summit Materials, Inc.	Summit Materials, Inc.	Primoris Services Corporation	Spire Inc.
Vulcan Materials Company	Vulcan Materials Company	Southwest Gas Holdings, Inc.	TXMN Energy, Inc.
WEC Energy Group, Inc.	WEC Energy Group, Inc.	WEC Energy Group, Inc.
*     Jacobs Engineering Group Inc. was replaced with MYR Group Inc. in 2022 because of its size relative to the Company.
**     Following the completion of the Knife River spinoff, the Compensation Committee revised the peer group. Companies associated with the construction materials industry, including Granite Construction Incorporated, Martin Marietta Materials, Inc., Summit Materials, Inc., and Vulcan Materials Company, were removed. Other companies were removed because of their size relative to the Company following the spinoff, including MasTec, Inc. and Quanta Services, Inc. APi Group Corporation, Avista Corporation, Comfort Systems USA, Inc., New Jersey Resources Corporation, OGE Energy Corp., and Primoris Services Corporation were added to the peer group based on their industry and size relative to the Company.
***    Following the completion of the Everus spinoff, the Compensation Committee revised the peer group. Companies associated with the construction services industry, including APi Group Corporation, Comfort Systems USA, Inc., Dycom Industries, Inc., EMCOR Group, Inc., KBR, Inc., MYR Group Inc, and Primoris Services Corporation, were removed. Other companies were removed because of their size relative to the Company following the spinoff, including Ameren Corporation, CMS Energy Corporation, Evergy, Inc., and WEC Energy Group, Inc. Chesapeake Utilities Corporation, IDACORP, Inc., MGE Energy, Inc., National Fuel Gas Company, Northwest Natural Holding Company, Northwestern Energy Group Inc., ONE Gas, Inc., Otter Tail Corporation, Spire Inc., and TXMN Energy, Inc. were added to the peer group based on their industry and size relative to the Company.
TSR for the peer group companies were as follows:

Peer Group	12/31/2020 ($)	12/31/2021 ($)	12/31/2022 ($)	12/31/2023 ($)	12/31/2024 ($)	12/31/2025 ($)
2021	100.00	126.68	122.95	135.19	171.77	206.45
2022-23	100.00	126.83	123.89	136.67	173.57	210.58
2024	100.00	118.80	120.77	122.09	158.07	199.97
2025	100.00	117.81	120.62	116.35	139.72	162.61

Adjustment To PEO Compensation, Footnote	To arrive at 2025 CAP for Ms. Kivisto, total compensation as reported in the SCT beginning on page 63, was adjusted for the following:

SCT Total Compensation for the PEO	4,812,252
less: Reported Value of Stock Awards in the SCT(a)	2,600,313
plus: Equity Award Adjustments(a)(b)	3,668,957
less: Change in Actuarial Present Value of Defined Benefit and Pension Plans as Reported in the SCT	66,929
plus: Aggregate Service Cost and Prior Service Costs on Defined Benefit and Pension Plans	—
CAP for the PEO	5,813,967
(a)    Equity compensation grant date and year-end fair value for PSAs and RSUs with a performance condition performance measure were determined by the closing stock price on the grant date or year-end, as applicable. Equity compensation grant date fair value for awards with a market condition performance measure are determined by Monte Carlo simulation as described in Note 3 to the SCT found on page 63. Year-end fair values for awards with a market condition performance measure were determined using the same assumptions.
(b)    Equity Award Adjustments in determining CAP:

PEO	Year-end Fair Value of Equity Awards Granted in the Year that are Unvested ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Prior Year-end Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
Kivisto	3,050,044	384,284	—	234,629	—	—	3,668,957

Non-PEO NEO Average Total Compensation Amount	$ 1,580,722	$ 1,734,826	$ 2,113,640	$ 1,901,639	$ 1,810,584
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,822,955	1,884,371	1,648,546	1,998,863	2,273,834
Adjustment to Non-PEO NEO Compensation Footnote	To arrive at the Average 2025 CAP for our non-PEO NEOs, total compensation as reported in the SCT beginning on page 63 was adjusted for the following:

Average of SCT Total Compensation for Non-PEO NEOs	1,580,722
less: Reported Value of Stock Awards in the SCT(a)	544,059
plus: Equity Award Adjustments(a)(b)	799,482
less: Change in Actuarial Present Value of Defined Benefit and Pension Plans as Reported in the SCT	13,190
plus: Aggregate Service Cost and Prior Service Costs on Defined Benefit and Pension Plans	—
Average CAP for the Non-PEO NEOs	1,822,955
(a)    Equity compensation grant date and year-end fair value for PSA and RSUs with a performance condition metric were determined by the closing stock price on the grant date or year-end, as applicable. Equity compensation grant date fair value for awards with a market condition metric are determined by Monte Carlo simulation as described in Note 3 to the SCT on page 63. Year-end fair value for awards with a market condition metric were determined using the same assumptions.
(b)    Equity Award Adjustments for average non-PEO NEOs:

Year	Year-end Fair Value of Equity Awards Granted in the Year that are Unvested ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Prior Year-end Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2025	638,155	69,605	—	91,722	—	—	799,482

Compensation Actually Paid vs. Total Shareholder Return
CAP vs. TSR
Our TSR is a reflection of our stock price and dividends paid over a period of time and is important to stockholders as it measures the performance of an investment in our Common Stock in the marketplace. The following chart depicts the PEO and average non-PEO NEO CAP compared to the value of $100 invested in Company and peer company stock during the applicable years assuming dividends are reinvested at the frequency paid:

Compensation Actually Paid vs. Net Income	CAP vs. Net Income The following chart depicts the PEO and average non-PEO NEO CAP compared to the Net Income during the applicable years:
Compensation Actually Paid vs. Company Selected Measure
CAP vs. Adjusted Income from Continuing Operations
The following chart depicts the PEO and average non-PEO NEO CAP compared to the Company’s Adjusted Income from Continuing Operations during the applicable years:

Total Shareholder Return Vs Peer Group
CAP vs. TSR
Our TSR is a reflection of our stock price and dividends paid over a period of time and is important to stockholders as it measures the performance of an investment in our Common Stock in the marketplace. The following chart depicts the PEO and average non-PEO NEO CAP compared to the value of $100 invested in Company and peer company stock during the applicable years assuming dividends are reinvested at the frequency paid:

Tabular List, Table

The 2025 most important financial performance measures used by the Company to link PEO and Non-PEO NEOs’ CAP to Company performance are listed, each of which is described in more detail in the CD&A beginning on page 46.
2025 Most Important Measures (Unranked)
Adjusted Income from Continuing Operations
Cumulative Adjusted EPS
rTSR

Total Shareholder Return Amount	$ 225.11	201.42	119.82	122.13	120.37
Peer Group Total Shareholder Return Amount	162.61	158.07	136.67	123.89	126.68
Net Income (Loss)	$ 190,395,000	$ 281,108,000	$ 414,707,000	$ 367,489,000	$ 378,131,000
Company Selected Measure Amount	191,571,000	188,189,000	153,269,000	117,252,000	126,684,000
Additional 402(v) Disclosure	Amounts for Ms. Kivisto and Mr. Goodin are as presented in the SCT in the relevant Proxy Statement for each of the years presented.Represents the average total compensation of our non-PEO NEOs as reflected in the SCT for the respective year.Represents value of $100 invested in Company Stock on December 31, 2020, as of December 31, 2021, December 31, 2022, December 31, 2023, December 31, 2024, and December 31, 2025, assuming dividends are reinvested in Company stock at the frequency paid.Reflects net income prepared in accordance with GAAP for each of the years presented.
Descriptions of the Information Presented in the Pay Versus Performance Table
We are providing the graphics below to illustrate the relationship between our PEO CAP and non-PEO NEOs’ CAP as a group and Company performance, as set forth and described in and under Pay Versus Performance beginning on page 72, including the Company and compensation benchmarking peer group cumulative TSR, Net Income, and Adjusted Income from Continuing Operations. For each of the graphics below, PEO CAP 1 refers to Ms. Kivisto and PEO CAP 2 refers to Mr. Goodin.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Income from Continuing Operations
Non-GAAP Measure Description	As required by Item 402(v) of Regulation S-K, the Company has determined that Adjusted Income from Continuing Operations is the Company Selected Measure, because the Company believes it is the most important financial performance measure used to link CAP of the NEOs to the Company’s performance for the most recently completed fiscal year. The Company places significant emphasis on Adjusted Income from Continuing Operations because it reflects income from the Company’s primary operations, which drive sustained long-term growth. Adjusted Income from Continuing Operations is a non-GAAP measure defined as Income from Continuing Operations, adjusted for items that the Compensation Committee considers to be unusual or non-recurring, as follows:
•The effect from asset sales, dispositions, and retirements not contemplated in the Company’s financial plan;
•The effect from transaction costs associated with acquisitions, divestitures, mergers, or other strategic transactions not contemplated in the Company’s financial plan;
•The effect from unanticipated changes and interpretations of tax laws or accounting rules not contemplated in the Company’s financial plan; and
•To the extent determined appropriate, the effect of any extraordinary and nonrecurring items, not contemplated in the Company’s financial plan.

Measure:: 2
Pay vs Performance Disclosure
Name	Cumulative Adjusted EPS
Measure:: 3
Pay vs Performance Disclosure
Name	rTSR
Kivisto [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,812,252	$ 5,628,905
PEO Actually Paid Compensation Amount	$ 5,813,967	$ 8,384,701
PEO Name	Kivisto	Kivisto
Goodin [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 753,667	$ 7,100,593	$ 5,257,288	$ 5,210,467
PEO Actually Paid Compensation Amount		$ 1,662,433	$ 4,987,034	$ 5,644,274	$ 7,143,972
PEO Name		Goodin	Goodin	Goodin	Goodin
2021 Peer Group [Member]
Pay vs Performance Disclosure
Peer Group Total Shareholder Return Amount	$ 206.45	$ 171.77	$ 135.19	$ 122.95	$ 126.68	$ 100.00
2022-2023 Peer Group [Member]
Pay vs Performance Disclosure
Peer Group Total Shareholder Return Amount	210.58	173.57	136.67	123.89	126.83	100.00
2024 Peer Group [Member]
Pay vs Performance Disclosure
Peer Group Total Shareholder Return Amount	199.97	158.07	122.09	120.77	118.80	100.00
2025 Peer Group [Member]
Pay vs Performance Disclosure
Peer Group Total Shareholder Return Amount	162.61	$ 139.72	$ 116.35	$ 120.62	$ 117.81	$ 100.00
PEO | Kivisto [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(66,929)
PEO | Kivisto [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Kivisto [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,600,313)
PEO | Kivisto [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,668,957
PEO | Kivisto [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,050,044
PEO | Kivisto [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	384,284
PEO | Kivisto [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Kivisto [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	234,629
PEO | Kivisto [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Kivisto [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,190)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(544,059)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	799,482
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	638,155
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	69,605
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	91,722
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0